Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® ETF

February 28, 2021

ETF-QTLY-0421
1.814342.116

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 16.8%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)	4,389	$695,042
Cogent Communications Group, Inc.	11,077	662,958
Consolidated Communications Holdings, Inc. (a)	55,225	290,484
Iridium Communications, Inc. (a)	28,449	1,089,881
Liberty Global PLC:
Class A (a)	39,379	969,708
Class C (a)	78,874	1,916,638
Liberty Latin America Ltd. Class C (a)	21,814	239,081
Vonage Holdings Corp. (a)	65,729	868,937
		6,732,729
Entertainment - 2.5%
Activision Blizzard, Inc.	144,304	13,796,905
Bilibili, Inc. ADR (a)	34,022	4,285,751
Electronic Arts, Inc.	53,799	7,207,452
Glu Mobile, Inc. (a)	45,917	573,044
iQIYI, Inc. ADR (a)(b)	51,875	1,313,994
NetEase, Inc. ADR	63,135	6,935,380
Netflix, Inc. (a)	83,041	44,746,643
Playtika Holding Corp.	73,544	2,187,934
Roku, Inc. Class A (a)	20,894	8,263,159
Score Media & Gaming, Inc. (a)	8,300	224,017
Take-Two Interactive Software, Inc. (a)	21,046	3,882,145
Warner Music Group Corp. Class A	20,159	715,040
Zynga, Inc. (a)	220,526	2,458,865
		96,590,329
Interactive Media & Services - 10.5%
Alphabet, Inc.:
Class A (a)	56,160	113,550,466
Class C (a)	61,670	125,613,156
Baidu.com, Inc. sponsored ADR (a)	52,753	14,953,365
Bumble, Inc.	19,325	1,300,766
CarGurus, Inc. Class A (a)	21,602	560,572
Facebook, Inc. Class A (a)	452,838	116,660,126
IAC (a)	15,465	3,786,296
JOYY, Inc. ADR	9,427	1,111,443
Match Group, Inc. (a)	51,016	7,797,796
Momo, Inc. ADR	40,536	642,090
QuinStreet, Inc. (a)	15,805	377,581
SINA Corp. (a)	14,823	639,909
TripAdvisor, Inc. (a)	27,959	1,387,326
Weibo Corp. sponsored ADR (a)	16,988	937,228
Yandex NV Series A (a)	60,837	3,892,655
Zillow Group, Inc.:
Class A (a)	12,316	2,091,503
Class C (a)	30,467	4,915,241
Zoominfo Technologies, Inc.	18,650	977,633
		401,195,152
Media - 2.8%
Advantage Solutions, Inc. Class A (a)	69,859	632,224
Cardlytics, Inc. (a)	6,087	806,101
Charter Communications, Inc. Class A (a)	37,468	22,983,621
Comcast Corp. Class A	858,443	45,257,115
comScore, Inc. (a)	61,026	222,745
Criteo SA sponsored ADR (a)	12,299	422,963
Discovery Communications, Inc.:
Class A (a)(b)	34,783	1,844,542
Class C (non-vtg.) (a)	66,304	2,983,680
DISH Network Corp. Class A (a)	58,274	1,836,214
Fox Corp.:
Class A	68,257	2,273,641
Class B	53,274	1,701,039
Liberty Broadband Corp.:
Class A (a)	4,852	705,287
Class C (a)	29,001	4,335,940
Liberty Media Corp.:
Liberty Braves Class C (a)	21,871	629,666
Liberty Formula One Group Series C (a)(b)	41,494	1,821,587
Liberty SiriusXM Series A (a)	21,244	943,446
Liberty SiriusXM Series C (a)	44,334	1,956,016
News Corp.:
Class A	81,037	1,900,318
Class B	45,015	1,031,744
Nexstar Broadcasting Group, Inc. Class A	9,527	1,310,439
Sinclair Broadcast Group, Inc. Class A (b)	13,432	415,452
Sirius XM Holdings, Inc. (b)	822,045	4,808,963
TechTarget, Inc. (a)	9,773	817,316
ViacomCBS, Inc.:
Class A	4,721	303,371
Class B	110,141	7,102,993
		109,046,423
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA (a)	18,192	681,108
Shenandoah Telecommunications Co.	12,374	548,787
T-Mobile U.S., Inc.	233,065	27,960,808
VEON Ltd. sponsored ADR	440,475	784,046
Vodafone Group PLC sponsored ADR	80,273	1,379,090
		31,353,839

TOTAL COMMUNICATION SERVICES		644,918,472

CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.2%
Dorman Products, Inc. (a)	6,805	678,527
Fox Factory Holding Corp. (a)	9,457	1,202,458
Gentex Corp.	43,520	1,539,738
Gentherm, Inc. (a)	8,288	586,708
Patrick Industries, Inc.	7,651	603,893
The Goodyear Tire & Rubber Co.	56,506	949,866
Visteon Corp. (a)	5,507	700,325
Workhorse Group, Inc. (a)(b)	27,903	451,192
XPEL, Inc. (a)	2,662	128,708
		6,841,415
Automobiles - 3.2%
Li Auto, Inc. ADR (a)(b)	27,068	686,715
Lordstown Motors Corp. (a)(b)	31,983	618,551
Tesla, Inc. (a)	178,938	120,872,619
		122,177,885
Distributors - 0.1%
Core-Mark Holding Co., Inc.	12,250	399,105
LKQ Corp. (a)	51,290	2,020,313
Pool Corp.	7,539	2,523,831
		4,943,249
Diversified Consumer Services - 0.1%
Afya Ltd. (a)	19,211	430,711
Franchise Group, Inc.	12,946	454,146
Frontdoor, Inc. (a)	18,666	977,538
Grand Canyon Education, Inc. (a)	10,192	1,067,000
Laureate Education, Inc. Class A (a)	31,183	428,766
Perdoceo Education Corp. (a)	22,993	295,920
Strategic Education, Inc.	5,919	538,155
WW International, Inc. (a)	17,447	514,512
		4,706,748
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (b)	17,666	3,645,379
Bloomin' Brands, Inc.	10,281	255,380
Caesars Entertainment, Inc. (a)	40,978	3,828,984
Churchill Downs, Inc.	8,050	1,856,572
Cracker Barrel Old Country Store, Inc.	5,431	841,099
DraftKings, Inc. Class A (a)	72,471	4,459,141
Extended Stay America, Inc. unit	42,655	686,319
Golden Entertainment, Inc. (a)	15,412	364,186
Huazhu Group Ltd. ADR	33,814	1,965,946
Jack in the Box, Inc.	4,227	432,633
Marriott International, Inc. Class A	62,151	9,202,699
Melco Crown Entertainment Ltd. sponsored ADR	47,453	1,027,832
Monarch Casino & Resort, Inc. (a)	5,620	380,249
Papa John's International, Inc.	6,993	630,699
Penn National Gaming, Inc. (a)	31,281	3,621,714
Red Rock Resorts, Inc.	8,253	248,993
Scientific Games Corp. Class A (a)	22,102	1,035,037
Starbucks Corp.	222,875	24,077,186
Texas Roadhouse, Inc. Class A	14,715	1,337,299
The Cheesecake Factory, Inc. (b)	12,094	664,565
Wendy's Co.	48,066	981,988
Wingstop, Inc.	7,294	993,078
Wynn Resorts Ltd.	21,464	2,827,453
		65,364,431
Household Durables - 0.3%
Cavco Industries, Inc. (a)	2,444	515,464
Garmin Ltd.	37,001	4,588,864
Green Brick Partners, Inc. (a)	17,306	341,447
Helen of Troy Ltd. (a)	5,114	1,108,715
iRobot Corp. (a)(b)	5,320	660,265
LGI Homes, Inc. (a)	7,133	779,280
Newell Brands, Inc.	86,132	1,995,678
Purple Innovation, Inc. (a)	13,658	502,478
Sonos, Inc. (a)	26,599	1,035,765
		11,527,956
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc. (a)	93,756	289,980,745
Baozun, Inc. sponsored ADR (a)(b)	13,111	602,188
ContextLogic, Inc. (b)	87,223	1,710,443
eBay, Inc.	132,575	7,479,882
Etsy, Inc. (a)	23,728	5,226,567
Expedia, Inc.	26,647	4,290,167
JD.com, Inc. sponsored ADR (a)	165,877	15,570,874
Magnite, Inc. (a)	25,109	1,227,077
MakeMyTrip Ltd. (a)	16,773	562,734
MercadoLibre, Inc. (a)	9,496	15,555,493
Overstock.com, Inc. (a)	10,338	694,403
Pinduoduo, Inc. ADR (a)	55,753	9,542,683
Qurate Retail, Inc. Series A	85,050	1,056,321
Stamps.com, Inc. (a)	3,462	629,842
Stitch Fix, Inc. (a)(b)	13,305	1,015,305
The Booking Holdings, Inc. (a)	7,775	18,104,165
The RealReal, Inc. (a)	23,106	590,127
Trip.com Group Ltd. ADR (a)	102,672	4,050,410
		377,889,426
Leisure Products - 0.3%
BRP, Inc.	5,170	373,481
Hasbro, Inc.	27,232	2,551,911
Malibu Boats, Inc. Class A (a)	7,939	591,773
Mattel, Inc. (a)	79,326	1,602,385
Peloton Interactive, Inc. Class A (a)	48,535	5,847,011
		10,966,561
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	45,528	4,470,850
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	13,893	1,148,673
		5,619,523
Specialty Retail - 0.9%
Academy Sports & Outdoors, Inc.	23,419	561,119
Bed Bath & Beyond, Inc.	30,767	826,402
Blink Charging Co. (a)(b)	8,705	332,879
Five Below, Inc. (a)	11,332	2,109,112
GrowGeneration Corp. (a)	12,378	564,808
Leslie's, Inc. (b)	37,194	903,070
Michaels Companies, Inc. (a)(b)	39,215	588,225
Monro, Inc.	7,976	494,432
National Vision Holdings, Inc. (a)	17,901	850,118
O'Reilly Automotive, Inc. (a)	13,534	6,054,164
Petco Health & Wellness Co., Inc. (b)	39,108	779,422
Rent-A-Center, Inc.	13,625	786,980
Ross Stores, Inc.	68,214	7,956,481
Sleep Number Corp. (a)	8,416	1,154,086
The ODP Corp.	14,476	553,997
Tractor Supply Co.	21,404	3,402,380
Ulta Beauty, Inc. (a)	10,423	3,359,646
Urban Outfitters, Inc. (a)	23,307	790,107
Vroom, Inc.	27,577	1,220,282
		33,287,710
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	13,916	1,434,322
Crocs, Inc. (a)	15,402	1,181,641
lululemon athletica, Inc. (a)	23,066	7,189,211
Sequential Brands Group, Inc. (a)(b)	33,796	549,185
Steven Madden Ltd.	19,424	718,494
		11,072,853

TOTAL CONSUMER DISCRETIONARY		654,397,757

CONSUMER STAPLES - 3.3%
Beverages - 1.4%
Celsius Holdings, Inc. (a)	19,140	1,139,404
Coca-Cola Bottling Co. Consolidated	1,824	468,148
Keurig Dr. Pepper, Inc.	269,462	8,223,980
Monster Beverage Corp. (a)	97,306	8,537,628
National Beverage Corp. (b)	20,516	977,793
PepsiCo, Inc.	260,155	33,609,424
		52,956,377
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	7,689	1,552,870
Costco Wholesale Corp.	83,190	27,535,890
Grocery Outlet Holding Corp. (a)	20,954	754,134
HF Foods Group, Inc. (a)(b)	15,625	115,156
PriceSmart, Inc.	3,088	297,838
Sprouts Farmers Market LLC (a)	28,659	604,991
Walgreens Boots Alliance, Inc.	166,582	7,984,275
		38,845,154
Food Products - 0.8%
Beyond Meat, Inc. (a)(b)	12,555	1,826,501
Bridgford Foods Corp. (a)	4,659	71,749
Cal-Maine Foods, Inc. (a)	11,761	448,094
Calavo Growers, Inc.	2,146	161,487
Freshpet, Inc. (a)	8,740	1,362,391
Hostess Brands, Inc. Class A (a)	6,572	94,571
J&J Snack Foods Corp.	4,383	695,845
Lancaster Colony Corp.	5,321	929,419
Mondelez International, Inc.	271,940	14,456,330
Pilgrim's Pride Corp. (a)	52,657	1,178,990
Sanderson Farms, Inc.	5,160	786,900
Tattooed Chef, Inc. (a)	17,491	348,596
The Hain Celestial Group, Inc. (a)	22,218	937,155
The Kraft Heinz Co.	234,280	8,523,106
The Simply Good Foods Co. (a)	22,386	653,000
		32,474,134
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	15,601	647,598
Reynolds Consumer Products, Inc.	42,245	1,166,384
WD-40 Co. (b)	3,051	951,149
		2,765,131
Personal Products - 0.0%
Inter Parfums, Inc.	8,118	593,994

TOTAL CONSUMER STAPLES		127,634,790

ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Championx Corp. (a)	37,323	793,860
CSI Compressco LP	75,610	146,683
Smart Sand, Inc. (a)(b)	63,741	207,796
		1,148,339
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	41,698	249,354
Altus Midstream Co. (b)	7,569	400,703
Amplify Energy Corp. New warrants 5/4/22 (a)	322	16
Apache Corp.	116,472	2,297,993
Blueknight Energy Partners LP	47,929	108,320
Chesapeake Energy Corp. (a)	18,248	806,197
Clean Energy Fuels Corp. (a)	52,976	690,807
Diamondback Energy, Inc.	47,764	3,309,090
Golar LNG Ltd. (a)	672	7,587
National Energy Services Reunited Corp. (a)(b)	21,046	278,860
New Fortress Energy LLC	33,409	1,578,909
Oasis Petroleum, Inc.	10,530	598,736
PDC Energy, Inc. (a)	25,994	908,490
Plains All American Pipeline LP	136,392	1,151,148
Plains GP Holdings LP Class A	35,072	302,321
Renewable Energy Group, Inc. (a)	9,204	715,795
StealthGas, Inc. (a)	19,759	52,361
		13,456,687

TOTAL ENERGY		14,605,026

FINANCIALS - 4.3%
Banks - 1.8%
1st Source Corp.	4,992	221,495
Altabancorp	7,620	262,280
Ameris Bancorp	16,578	789,776
Atlantic Union Bankshares Corp.	18,803	690,634
BancFirst Corp.	8,399	536,528
Bank OZK	28,575	1,177,862
Banner Corp.	9,468	490,253
BOK Financial Corp.	15,150	1,303,809
Camden National Corp.	3,971	160,945
Cathay General Bancorp	19,144	720,580
City Holding Co.	7,349	552,718
Columbia Banking Systems, Inc.	17,257	764,313
Commerce Bancshares, Inc.	24,190	1,790,786
CVB Financial Corp.	32,166	688,674
Eagle Bancorp, Inc.	2,957	144,568
East West Bancorp, Inc.	29,281	2,112,917
Eastern Bankshares, Inc.	44,313	780,352
Enterprise Bancorp, Inc.	5,366	155,614
Enterprise Financial Services Corp.	2,401	103,243
Farmers & Merchants Bancorp, Inc.	3,788	87,313
Fifth Third Bancorp	139,062	4,824,061
First Bancorp, North Carolina	25,999	1,046,980
First Busey Corp.	6,772	155,011
First Citizens Bancshares, Inc.	1,868	1,378,379
First Financial Bankshares, Inc.	30,427	1,358,870
First Hawaiian, Inc.	35,358	986,135
First Internet Bancorp	11,031	361,265
First Interstate Bancsystem, Inc.	10,947	497,213
First Merchants Corp.	13,759	578,566
First Midwest Bancorp, Inc., Delaware	13,552	268,059
First of Long Island Corp.	5,750	106,835
Fulton Financial Corp.	40,774	629,958
German American Bancorp, Inc.	6,595	259,843
Glacier Bancorp, Inc.	20,812	1,128,010
Hancock Whitney Corp.	20,789	784,785
Heartland Financial U.S.A., Inc.	3,833	179,154
Home Bancshares, Inc.	37,762	922,903
Hope Bancorp, Inc.	45,390	597,332
Howard Bancorp, Inc. (a)	13,837	190,259
Huntington Bancshares, Inc.	202,373	3,104,402
Independent Bank Corp., Massachusetts	7,961	680,745
Independent Bank Group, Inc.	10,223	712,441
International Bancshares Corp.	8,407	366,377
Investar Holding Corp.	7,558	145,114
Investors Bancorp, Inc.	59,844	798,319
Lakeland Bancorp, Inc.	11,299	177,168
Lakeland Financial Corp.	10,901	751,624
Live Oak Bancshares, Inc.	12,536	690,859
Mid Penn Bancorp, Inc.	5,862	137,874
NBT Bancorp, Inc.	4,812	174,339
OceanFirst Financial Corp.	22,312	484,840
Old National Bancorp, Indiana	39,045	707,886
Pacific Premier Bancorp, Inc.	22,004	886,761
PacWest Bancorp	27,439	994,389
Peoples Financial Services Corp.	2,413	101,056
Peoples United Financial, Inc.	90,222	1,618,583
Pinnacle Financial Partners, Inc.	16,280	1,321,448
Popular, Inc.	18,206	1,216,525
Renasant Corp.	14,569	572,270
Republic Bancorp, Inc., Kentucky Class A	6,567	276,077
Sandy Spring Bancorp, Inc.	4,915	184,706
Seacoast Banking Corp., Florida (a)	14,820	532,779
ServisFirst Bancshares, Inc.	13,379	663,063
Signature Bank	11,052	2,413,094
Simmons First National Corp. Class A	26,682	781,249
South State Corp.	15,135	1,193,546
Stock Yards Bancorp, Inc.	10,752	529,751
SVB Financial Group (a)	10,303	5,206,724
TCF Financial Corp.	32,351	1,449,972
Texas Capital Bancshares, Inc. (a)	11,707	892,073
The First Bancorp, Inc.	5,402	138,075
TowneBank	10,220	294,745
Trico Bancshares	5,606	241,450
Trustmark Corp.	19,874	599,400
UMB Financial Corp.	10,926	921,827
Umpqua Holdings Corp.	50,113	855,429
United Bankshares, Inc., West Virginia	28,391	1,049,047
United Community Bank, Inc.	20,851	689,334
Valley National Bancorp	80,672	988,232
Veritex Holdings, Inc.	4,300	125,044
WesBanco, Inc.	17,046	550,245
Westamerica Bancorp.	10,747	646,002
Wintrust Financial Corp.	12,965	955,002
Zions Bancorp NA	33,929	1,804,005
		69,412,169
Capital Markets - 1.4%
BGC Partners, Inc. Class A	119,718	536,337
Carlyle Group LP	70,765	2,423,701
CME Group, Inc.	68,361	13,651,692
Focus Financial Partners, Inc. Class A (a)	14,797	695,607
Freedom Holding Corp. (a)(b)	8,493	458,537
Futu Holdings Ltd. ADR (a)(b)	12,302	1,879,623
Hamilton Lane, Inc. Class A	9,617	859,760
Interactive Brokers Group, Inc.	18,987	1,374,469
LPL Financial	16,191	2,129,764
MarketAxess Holdings, Inc.	7,389	4,107,841
Morningstar, Inc.	8,742	1,960,394
NASDAQ, Inc.	30,975	4,283,533
Northern Trust Corp.	46,073	4,382,924
Open Lending Corp. (a)	23,037	880,935
SEI Investments Co.	29,557	1,655,192
T. Rowe Price Group, Inc.	41,854	6,786,208
Tradeweb Markets, Inc. Class A	14,859	1,081,587
Virtu Financial, Inc. Class A	28,359	773,350
Virtus Investment Partners, Inc.	2,023	507,571
XP, Inc. Class A (a)	66,325	2,927,586
		53,356,611
Consumer Finance - 0.2%
360 Finance, Inc. ADR (a)	39,107	916,277
Credit Acceptance Corp. (a)(b)	3,698	1,342,448
First Cash Financial Services, Inc.	9,651	611,101
LendingTree, Inc. (a)	1,657	445,518
Navient Corp.	113,737	1,408,064
PRA Group, Inc. (a)	11,929	439,703
SLM Corp.	80,844	1,276,527
Upstart Holdings, Inc. (b)	13,244	869,336
		7,308,974
Insurance - 0.6%
American National Group, Inc.	4,346	391,227
Amerisafe, Inc.	5,601	327,771
Arch Capital Group Ltd. (a)	80,305	2,876,525
Brighthouse Financial, Inc. (a)	20,544	819,500
Cincinnati Financial Corp.	31,858	3,117,942
eHealth, Inc. (a)	6,624	393,598
Enstar Group Ltd. (a)	4,132	878,422
Erie Indemnity Co. Class A	9,196	2,226,352
Fanhua, Inc. ADR	8,279	108,786
GoHealth, Inc. (a)(b)	31,806	431,607
Goosehead Insurance	4,679	606,118
Kinsale Capital Group, Inc.	4,901	862,870
Palomar Holdings, Inc. (a)	5,521	470,003
Principal Financial Group, Inc.	54,479	3,082,422
Safety Insurance Group, Inc.	4,457	352,460
Selective Insurance Group, Inc.	13,215	896,373
Trupanion, Inc. (a)	8,293	802,431
United Insurance Holdings Corp.	16,737	104,104
Willis Towers Watson PLC	24,918	5,497,908
		24,246,419
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	111,179	1,782,199
New York Mortgage Trust, Inc.	106,916	445,840
		2,228,039
Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	36,673	488,118
Home Point Capital, Inc. (b)	24,152	289,582
HomeStreet, Inc.	7,977	342,692
Kearny Financial Corp.	4,607	52,289
Meta Financial Group, Inc.	9,857	436,567
Mr. Cooper Group, Inc. (a)	23,629	743,132
NMI Holdings, Inc. (a)	45,231	1,033,981
Northwest Bancshares, Inc.	46,611	658,147
TFS Financial Corp.	71,425	1,394,930
Washington Federal, Inc.	22,918	692,582
WSFS Financial Corp.	12,412	659,574
		6,791,594

TOTAL FINANCIALS		163,343,806

HEALTH CARE - 10.7%
Biotechnology - 5.7%
ACADIA Pharmaceuticals, Inc. (a)	32,345	1,583,935
Acceleron Pharma, Inc. (a)	11,423	1,555,356
Adicet Bio, Inc. (a)	13,826	211,676
Adicet Bio, Inc. rights (a)(c)	7,230	0
Adverum Biotechnologies, Inc. (a)	46,556	597,313
Agios Pharmaceuticals, Inc. (a)	15,940	756,194
Aileron Therapeutics, Inc. (a)(b)	99,629	151,436
Alector, Inc. (a)	29,612	538,346
Alexion Pharmaceuticals, Inc. (a)	42,120	6,433,830
Alkermes PLC (a)	36,081	686,982
Allakos, Inc. (a)	10,752	1,302,927
Allogene Therapeutics, Inc. (a)(b)	31,205	1,083,126
Allovir, Inc. (a)	18,921	691,752
Alnylam Pharmaceuticals, Inc. (a)	22,844	3,383,196
ALX Oncology Holdings, Inc. (a)	8,460	679,253
Amarin Corp. PLC ADR (a)	89,147	600,851
Amgen, Inc.	109,186	24,558,115
Amicus Therapeutics, Inc. (a)	56,701	696,288
Apellis Pharmaceuticals, Inc. (a)	20,706	997,408
Applied Molecular Transport, Inc. (b)	6,852	334,857
Arcturus Therapeutics Holdings, Inc. (a)(b)	6,215	327,344
Arcutis Biotherapeutics, Inc. (a)	9,816	335,413
Arena Pharmaceuticals, Inc. (a)	14,168	1,138,399
Argenx SE ADR (a)	4,871	1,610,742
Arrowhead Pharmaceuticals, Inc. (a)	20,901	1,664,974
Ascendis Pharma A/S sponsored ADR (a)	9,622	1,491,121
Atara Biotherapeutics, Inc. (a)(b)	21,393	358,975
Aurinia Pharmaceuticals, Inc. (a)	33,055	462,770
AVROBIO, Inc. (a)	16,685	183,535
Beam Therapeutics, Inc. (b)	12,400	1,105,212
BeiGene Ltd. ADR (a)	9,076	2,904,320
Biogen, Inc. (a)	29,532	8,058,692
BioMarin Pharmaceutical, Inc. (a)	35,687	2,763,244
BioNTech SE ADR (a)(b)	12,488	1,361,567
BioXcel Therapeutics, Inc. (a)(b)	6,969	373,608
Black Diamond Therapeutics, Inc. (a)(b)	18,187	509,236
bluebird bio, Inc. (a)	15,364	477,820
Blueprint Medicines Corp. (a)	12,648	1,242,287
BridgeBio Pharma, Inc. (a)(b)	40,141	2,837,166
C4 Therapeutics, Inc.	11,772	505,254
CareDx, Inc. (a)	12,436	983,439
Cerevel Therapeutics Holdings (a)(b)	31,289	474,341
ChemoCentryx, Inc. (a)	17,489	1,186,454
China Biologic Products Holdings, Inc. (a)	8,147	973,892
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
Coherus BioSciences, Inc. (a)	21,093	342,550
Constellation Pharmaceuticals, Inc. (a)	28,824	726,365
Cortexyme, Inc. (a)(b)	9,472	322,711
CRISPR Therapeutics AG (a)	14,076	1,769,212
CureVac NV (a)(b)	34,556	3,258,631
Cyclerion Therapeutics, Inc. (a)	65,136	250,122
Cytokinetics, Inc. (a)	20,262	379,507
Deciphera Pharmaceuticals, Inc. (a)	17,265	755,862
Denali Therapeutics, Inc. (a)	23,494	1,686,869
Dicerna Pharmaceuticals, Inc. (a)	19,705	531,641
Editas Medicine, Inc. (a)(b)	13,701	600,926
Enanta Pharmaceuticals, Inc. (a)	6,821	336,412
Epizyme, Inc. (a)	37,253	357,256
Esperion Therapeutics, Inc. (a)(b)	9,065	248,290
Exact Sciences Corp. (a)	28,808	3,921,345
Exelixis, Inc. (a)	64,787	1,403,286
Exicure, Inc. (a)	76,983	167,053
Fate Therapeutics, Inc. (a)	17,841	1,600,695
FibroGen, Inc. (a)	20,382	1,019,711
Forma Therapeutics Holdings, Inc.	11,304	436,447
Generation Bio Co.	14,318	499,985
Genmab A/S ADR (a)	5,294	179,308
Gilead Sciences, Inc.	234,107	14,374,170
Global Blood Therapeutics, Inc. (a)	24,182	1,030,153
GlycoMimetics, Inc. (a)	80,066	265,819
Grifols SA ADR	29,442	478,727
Halozyme Therapeutics, Inc. (a)	30,407	1,375,917
Heron Therapeutics, Inc. (a)	24,259	438,603
IGM Biosciences, Inc. (a)	6,031	527,290
Immunovant, Inc. (a)	18,689	294,912
Incyte Corp. (a)	42,789	3,365,783
Inhibrx, Inc. (a)	10,491	266,681
Inovio Pharmaceuticals, Inc. (a)(b)	48,931	543,134
Insmed, Inc. (a)	22,876	818,275
Intellia Therapeutics, Inc. (a)	13,221	799,342
Ionis Pharmaceuticals, Inc. (a)	28,549	1,495,968
Iovance Biotherapeutics, Inc. (a)	30,282	1,129,519
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	41,306	381,254
iTeos Therapeutics, Inc. (a)	14,809	615,758
Kalvista Pharmaceuticals, Inc. (a)	18,797	617,857
Karuna Therapeutics, Inc. (a)	6,289	785,873
Keros Therapeutics, Inc.	7,227	473,152
Kinnate Biopharma, Inc.	7,650	255,740
Kodiak Sciences, Inc. (a)	10,585	1,365,571
Kronos Bio, Inc.	13,910	404,364
Krystal Biotech, Inc. (a)	13,869	1,094,125
Kura Oncology, Inc. (a)	17,914	501,592
Kymera Therapeutics, Inc. (a)	10,200	489,396
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	2,328	345,056
General CVR (a)	1,530	29
Glucagon CVR (a)	1,530	17
rights (a)	1,530	35
TR Beta CVR (a)(c)	1,530	321
Macrogenics, Inc. (a)	20,372	509,504
Madrigal Pharmaceuticals, Inc. (a)(b)	3,992	483,790
Marker Therapeutics, Inc. (a)	65,462	158,418
Mersana Therapeutics, Inc. (a)	18,758	341,020
Mirati Therapeutics, Inc. (a)	8,903	1,788,791
Moderna, Inc. (a)	76,379	11,824,233
Myriad Genetics, Inc. (a)	13,243	403,779
NantKwest, Inc. (a)(b)	28,612	930,176
Natera, Inc. (a)	18,465	2,143,602
Neurocrine Biosciences, Inc. (a)	18,679	2,045,537
Nkarta, Inc. (a)(b)	11,093	540,895
Novavax, Inc. (a)	12,779	2,954,888
Nurix Therapeutics, Inc. (a)	10,981	391,033
Olema Pharmaceuticals, Inc.	6,676	266,506
Opko Health, Inc. (a)(b)	184,543	830,444
Organogenesis Holdings, Inc. Class A (a)(b)	70,398	1,070,754
ORIC Pharmaceuticals, Inc. (a)	20,594	667,246
PMV Pharmaceuticals, Inc.	10,777	405,539
Praxis Precision Medicines, Inc.	9,664	420,384
Precigen, Inc. (a)(b)	66,421	560,593
Prelude Therapeutics, Inc.	9,644	601,111
PTC Therapeutics, Inc. (a)	14,849	847,878
Regeneron Pharmaceuticals, Inc. (a)	19,508	8,789,720
REGENXBIO, Inc. (a)	20,185	825,768
Relay Therapeutics, Inc. (a)	19,740	814,670
Repligen Corp. (a)	9,293	1,973,740
Replimune Group, Inc. (a)	12,410	429,758
Revolution Medicines, Inc.	15,555	710,552
Rhythm Pharmaceuticals, Inc. (a)	12,420	321,926
Rocket Pharmaceuticals, Inc. (a)(b)	12,688	705,199
Sage Therapeutics, Inc. (a)	13,029	1,107,465
Sana Biotechnology, Inc.	31,251	960,656
Sangamo Therapeutics, Inc. (a)	33,980	390,430
Sarepta Therapeutics, Inc. (a)	15,603	1,358,397
Savara, Inc. (a)	79,713	135,512
Scholar Rock Holding Corp. (a)	8,851	478,839
Seagen, Inc. (a)	34,984	5,286,432
Seer, Inc. (b)	9,597	462,863
Seres Therapeutics, Inc. (a)	22,140	421,546
Shattuck Labs, Inc.	10,120	417,956
Sorrento Therapeutics, Inc. (a)(b)	66,095	639,139
Springworks Therapeutics, Inc. (a)	10,794	928,824
Stoke Therapeutics, Inc. (a)	9,067	543,023
TG Therapeutics, Inc. (a)	27,448	1,201,399
Tobira Therapeutics, Inc. rights (a)(c)	1,750	15,855
Translate Bio, Inc. (a)	19,886	464,139
Travere Therapeutics, Inc. (a)	14,341	441,990
Turning Point Therapeutics, Inc. (a)	10,074	1,187,825
Twist Bioscience Corp. (a)	9,974	1,372,821
Ultragenyx Pharmaceutical, Inc. (a)	12,933	1,830,537
uniQure B.V. (a)	16,061	589,439
United Therapeutics Corp. (a)	9,379	1,567,981
Vaxcyte, Inc.	18,716	440,949
Veracyte, Inc. (a)	13,235	768,424
Vertex Pharmaceuticals, Inc. (a)	48,579	10,325,466
Viela Bio, Inc. (a)	13,894	739,161
Vir Biotechnology, Inc. (a)(b)	25,729	1,611,407
Xencor, Inc. (a)	13,657	672,880
Y-mAbs Therapeutics, Inc. (a)	10,529	370,305
Zai Lab Ltd. ADR (a)	11,690	1,724,509
Zentalis Pharmaceuticals, Inc. (b)	11,099	466,602
		219,208,778
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	8,897	2,887,521
Align Technology, Inc. (a)	14,952	8,479,429
Atricure, Inc. (a)	10,745	701,326
Atrion Corp.	325	203,093
Axonics Modulation Technologies, Inc. (a)	11,043	555,573
BioLife Solutions, Inc. (a)	9,148	358,876
Cardiovascular Systems, Inc. (a)	10,521	434,517
Cerus Corp. (a)	47,473	291,484
CryoPort, Inc. (a)(b)	10,176	604,861
Dentsply Sirona, Inc.	43,722	2,320,327
DexCom, Inc. (a)	18,459	7,342,621
Eargo, Inc. (a)	9,603	560,911
electroCore, Inc. (a)	130,704	283,628
Heska Corp. (a)	3,002	565,577
Hologic, Inc. (a)	48,637	3,506,241
ICU Medical, Inc. (a)	4,569	948,068
IDEXX Laboratories, Inc. (a)	16,045	8,346,128
Inari Medical, Inc.	10,778	1,127,379
InMode Ltd. (a)	12,184	840,209
Insulet Corp. (a)	13,335	3,455,099
Integra LifeSciences Holdings Corp. (a)	17,833	1,218,707
Intuitive Surgical, Inc. (a)	22,309	16,437,271
iRhythm Technologies, Inc. (a)	4,821	775,699
LivaNova PLC (a)	14,174	1,099,052
Masimo Corp. (a)	10,820	2,712,899
Merit Medical Systems, Inc. (a)	11,652	649,249
Mesa Laboratories, Inc.	1,660	451,371
Nano-X Imaging Ltd. (a)(b)	12,020	544,145
Neogen Corp. (a)	11,594	949,780
Novocure Ltd. (a)	20,447	3,048,648
NuVasive, Inc. (a)	21,382	1,289,976
Ortho Clinical Diagnostics Holdings PLC	37,550	649,615
Outset Medical, Inc.	11,778	586,427
Pulmonx Corp.	9,007	511,868
Quidel Corp. (a)	8,255	1,355,966
Shockwave Medical, Inc. (a)	6,306	736,289
Silk Road Medical, Inc. (a)	8,083	442,706
SmileDirectClub, Inc. (a)	32,516	377,186
Staar Surgical Co. (a)	10,740	1,117,067
Tandem Diabetes Care, Inc. (a)	11,866	1,139,017
		79,905,806
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	30,048	1,427,580
Acadia Healthcare Co., Inc. (a)	19,402	1,071,766
AdaptHealth Corp. (a)	16,640	512,013
Addus HomeCare Corp. (a)	4,099	440,929
Amedisys, Inc. (a)	5,917	1,500,788
Castle Biosciences, Inc. (a)	3,046	231,740
Corvel Corp. (a)	4,825	489,738
Covetrus, Inc. (a)	26,571	987,378
Guardant Health, Inc. (a)	19,421	2,858,383
HealthEquity, Inc. (a)	16,402	1,350,705
Henry Schein, Inc. (a)	24,939	1,542,477
LHC Group, Inc. (a)	5,346	971,422
Magellan Health Services, Inc. (a)	5,295	494,129
Modivcare, Inc. (a)	3,913	501,881
National Research Corp. Class A	6,825	352,648
Option Care Health, Inc. (a)	28,357	544,171
Patterson Companies, Inc.	22,288	692,265
Pennant Group, Inc. (a)	8,702	459,292
Premier, Inc.	26,631	900,660
Progyny, Inc. (a)	19,404	816,714
R1 RCM, Inc. (a)	48,673	1,345,322
Surgery Partners, Inc. (a)	17,582	693,962
The Ensign Group, Inc.	12,378	1,015,244
		21,201,207
Health Care Technology - 0.3%
Accolade, Inc. (a)	12,861	570,000
Allscripts Healthcare Solutions, Inc. (a)	38,911	600,397
Cerner Corp.	56,132	3,880,966
Certara, Inc.	27,304	946,084
Change Healthcare, Inc. (a)	64,435	1,473,628
GoodRx Holdings, Inc. (b)	11,075	493,059
Health Catalyst, Inc. (a)	10,902	528,638
HMS Holdings Corp. (a)	15,953	586,831
Inovalon Holdings, Inc. Class A (a)	28,016	688,073
Nextgen Healthcare, Inc. (a)	19,712	368,614
Omnicell, Inc. (a)	9,768	1,239,559
Schrodinger, Inc.	9,889	1,013,425
Simulations Plus, Inc.	3,906	280,138
		12,669,412
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	14,255	2,537,247
AbCellera Biologics, Inc. (b)	47,557	1,793,374
Adaptive Biotechnologies Corp. (a)	26,744	1,512,908
Berkeley Lights, Inc. (a)	13,376	828,911
Bio-Techne Corp.	7,668	2,773,439
Bruker Corp.	31,182	1,901,478
ICON PLC (a)	9,297	1,679,782
Illumina, Inc. (a)	27,172	11,939,649
Luminex Corp.	14,136	459,703
Maravai LifeSciences Holdings, Inc.	14,755	479,833
Medpace Holdings, Inc. (a)	7,817	1,269,715
Nanostring Technologies, Inc. (a)	10,089	704,111
NeoGenomics, Inc. (a)	23,301	1,187,652
Pacific Biosciences of California, Inc. (a)	37,282	1,139,711
Personalis, Inc. (a)	10,456	322,358
PPD, Inc.	68,428	2,399,086
PRA Health Sciences, Inc. (a)	13,241	1,951,856
Quanterix Corp. (a)	9,665	732,124
Sotera Health Co.	50,315	1,315,737
Syneos Health, Inc. (a)	21,826	1,688,241
		38,616,915
Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals, Inc. (a)	23,931	419,510
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
Aphria, Inc. (a)	113,196	2,019,417
Arvinas Holding Co. LLC (a)	18,411	1,441,581
AstraZeneca PLC:
rights (a)(c)	1,845	0
sponsored ADR (b)	92,798	4,489,567
Atea Pharmaceuticals, Inc.	18,879	1,422,721
Axsome Therapeutics, Inc. (a)	13,375	900,940
Corcept Therapeutics, Inc. (a)	26,684	671,103
Cronos Group, Inc. (a)(b)	76,479	799,206
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)	46,927	211,641
Endo International PLC (a)	144,775	1,148,066
GW Pharmaceuticals PLC ADR (a)	6,772	1,450,901
Harmony Biosciences Holdings, Inc. (a)	20,078	712,167
Horizon Therapeutics PLC (a)	41,540	3,776,401
Hutchison China Meditech Ltd. sponsored ADR (a)	6,787	195,058
Innoviva, Inc. (a)	37,861	432,751
Intra-Cellular Therapies, Inc. (a)	28,407	1,006,460
Jazz Pharmaceuticals PLC (a)	11,332	1,904,229
Nektar Therapeutics (a)	75,643	1,716,340
NGM Biopharmaceuticals, Inc. (a)	16,883	451,114
Ocular Therapeutix, Inc. (a)	20,479	375,585
Pacira Biosciences, Inc. (a)	10,370	762,195
Reata Pharmaceuticals, Inc. (a)	8,786	1,074,176
Revance Therapeutics, Inc. (a)	27,152	713,012
Royalty Pharma PLC	75,855	3,532,567
Sanofi SA sponsored ADR (b)	41,251	1,893,008
Supernus Pharmaceuticals, Inc. (a)	17,877	480,355
Tarsus Pharmaceuticals, Inc. (a)	1,854	67,208
Theravance Biopharma, Inc. (a)	24,000	397,680
Viatris, Inc. (a)	233,617	3,469,212
Zogenix, Inc. (a)	16,797	356,264
		38,294,609

TOTAL HEALTH CARE		409,896,727

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	6,010	661,581
Axon Enterprise, Inc. (a)	13,169	2,179,338
Elbit Systems Ltd. (b)	6,527	829,321
Kratos Defense & Security Solutions, Inc. (a)	28,073	772,008
Mercury Systems, Inc. (a)	12,063	788,438
		5,230,686
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	15,950	423,313
Atlas Air Worldwide Holdings, Inc. (a)	6,861	378,247
C.H. Robinson Worldwide, Inc.	24,251	2,203,203
Expeditors International of Washington, Inc.	29,851	2,741,516
Forward Air Corp.	6,895	591,384
Hub Group, Inc. Class A (a)	9,670	556,799
		6,894,462
Airlines - 0.3%
Allegiant Travel Co.	2,450	617,866
American Airlines Group, Inc.	104,212	2,182,199
JetBlue Airways Corp. (a)	68,612	1,264,519
Ryanair Holdings PLC sponsored ADR (a)	19,896	2,139,218
SkyWest, Inc.	12,655	713,362
United Airlines Holdings, Inc. (a)	58,186	3,065,238
		9,982,402
Building Products - 0.1%
AAON, Inc.	11,849	913,558
American Woodmark Corp. (a)	4,568	426,697
Builders FirstSource, Inc. (a)	45,518	1,969,336
Caesarstone Sdot-Yam Ltd.	9,792	123,477
CSW Industrials, Inc.	1,680	210,958
Gibraltar Industries, Inc. (a)	9,088	793,837
UFP Industries, Inc.	13,836	843,996
		5,281,859
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)	10,696	619,512
Cimpress PLC (a)	3,335	330,432
Cintas Corp.	19,709	6,392,417
Copart, Inc. (a)	44,948	4,906,524
Driven Brands Holdings, Inc.	30,320	864,120
Healthcare Services Group, Inc.	18,845	536,140
Herman Miller, Inc.	26,786	1,027,377
McGrath RentCorp.	6,555	509,061
Stericycle, Inc. (a)	15,828	1,026,762
Tetra Tech, Inc.	11,476	1,587,934
U.S. Ecology, Inc. (a)	70	2,675
		17,802,954
Construction & Engineering - 0.1%
Aegion Corp. (a)	12,275	317,309
Primoris Services Corp.	28,295	947,034
Willscot Mobile Mini Holdings (a)	51,417	1,425,793
		2,690,136
Electrical Equipment - 0.3%
Ballard Power Systems, Inc. (a)(b)	54,053	1,503,754
Encore Wire Corp.	6,164	403,927
FuelCell Energy, Inc. (a)(b)	66,162	1,120,784
Plug Power, Inc. (a)	93,474	4,522,272
Shoals Technologies Group, Inc.	16,031	522,931
Sunrun, Inc. (a)	39,261	2,456,953
TPI Composites, Inc. (a)	11,075	527,835
Vicor Corp. (a)	6,990	688,445
		11,746,901
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	46,301	2,957,708
Raven Industries, Inc.	13,404	525,437
		3,483,145
Machinery - 0.5%
Altra Industrial Motion Corp.	14,034	812,849
Astec Industries, Inc.	7,265	493,439
Columbus McKinnon Corp. (NY Shares)	11,793	593,660
Franklin Electric Co., Inc.	10,364	777,922
Helios Technologies, Inc.	11,915	779,241
Hydrofarm Holdings Group, Inc. (b)	4,223	268,076
Kornit Digital Ltd. (a)	9,084	1,027,673
Lincoln Electric Holdings, Inc.	10,800	1,275,588
Middleby Corp. (a)	10,005	1,464,832
Nikola Corp. (a)(b)	81,902	1,482,426
Nordson Corp.	10,619	2,043,202
Omega Flex, Inc.	2,791	481,448
PACCAR, Inc.	63,795	5,804,707
RBC Bearings, Inc. (a)	5,445	1,083,882
TriMas Corp. (a)	12,210	410,134
Woodward, Inc.	12,838	1,466,356
		20,265,435
Marine - 0.0%
Golden Ocean Group Ltd.	38,464	234,632
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	6,621	434,338
CoStar Group, Inc. (a)	7,264	5,983,793
Exponent, Inc.	10,875	1,049,111
Forrester Research, Inc. (a)	8,511	384,527
Huron Consulting Group, Inc. (a)	6,563	334,057
ICF International, Inc.	5,301	442,368
Kelly Services, Inc. Class A (non-vtg.)	21,818	454,251
Upwork, Inc. (a)	26,935	1,451,258
Verisk Analytics, Inc.	30,970	5,074,435
		15,608,138
Road & Rail - 0.8%
AMERCO	4,266	2,451,756
Avis Budget Group, Inc. (a)	16,666	925,796
CSX Corp.	145,850	13,352,568
Heartland Express, Inc.	9,249	168,332
J.B. Hunt Transport Services, Inc.	19,022	2,793,761
Landstar System, Inc.	6,381	1,021,853
Lyft, Inc. (a)	60,881	3,391,072
Marten Transport Ltd.	26,791	433,478
Old Dominion Freight Lines, Inc.	21,453	4,607,461
Saia, Inc. (a)	5,832	1,169,491
Universal Logistics Holdings, Inc.	10,729	251,166
Werner Enterprises, Inc.	14,254	611,782
		31,178,516
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	16,210	775,324
Fastenal Co.	105,603	4,896,811
Rush Enterprises, Inc. Class A	16,234	688,809
		6,360,944

TOTAL INDUSTRIALS		136,760,210

INFORMATION TECHNOLOGY - 41.7%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	8,350	960,167
Cisco Systems, Inc.	793,918	35,623,101
CommScope Holding Co., Inc. (a)	49,039	715,479
Ericsson (B Shares) sponsored ADR	74,624	935,039
F5 Networks, Inc. (a)	11,028	2,095,099
Infinera Corp. (a)	48,276	474,312
Inseego Corp. (a)(b)	26,392	385,059
Ituran Location & Control Ltd.	6,357	137,820
Lumentum Holdings, Inc. (a)	15,543	1,398,870
NETGEAR, Inc. (a)	11,436	457,440
NetScout Systems, Inc. (a)	18,555	523,622
Radware Ltd. (a)	12,928	336,904
ViaSat, Inc. (a)(b)	39,654	2,027,906
Viavi Solutions, Inc. (a)	52,037	842,219
		46,913,037
Electronic Equipment & Components - 0.9%
908 Devices, Inc.	3,904	207,654
Avnet, Inc.	22,393	852,502
CDW Corp.	25,097	3,937,468
Cognex Corp.	34,322	2,834,654
Coherent, Inc. (a)	5,472	1,323,896
ePlus, Inc. (a)	3,751	354,695
FARO Technologies, Inc. (a)	5,158	482,067
Flex Ltd. (a)	92,181	1,676,772
FLIR Systems, Inc.	27,629	1,475,389
II-VI, Inc. (a)	21,900	1,846,170
Insight Enterprises, Inc. (a)	8,114	678,249
IPG Photonics Corp. (a)	10,143	2,306,011
Itron, Inc. (a)	9,005	1,055,746
Littelfuse, Inc.	5,322	1,384,891
National Instruments Corp.	21,702	963,569
Novanta, Inc. (a)	7,694	1,018,147
OSI Systems, Inc. (a)	5,786	547,471
PC Connection, Inc.	6,857	315,491
Plexus Corp. (a)	9,127	766,485
Sanmina Corp. (a)	16,279	579,858
Trimble, Inc. (a)	47,400	3,514,236
TTM Technologies, Inc. (a)	29,619	418,220
Velodyne Lidar, Inc. (a)(b)	37,083	544,749
Zebra Technologies Corp. Class A (a)	10,541	5,264,492
		34,348,882
IT Services - 3.8%
21Vianet Group, Inc. ADR (a)	21,502	783,533
Affirm Holdings, Inc. (b)	24,201	2,252,145
Akamai Technologies, Inc. (a)	30,424	2,875,068
Amdocs Ltd.	26,930	2,041,563
Automatic Data Processing, Inc.	80,106	13,940,046
BigCommerce Holdings, Inc. (a)(b)	13,620	805,078
Cardtronics PLC (a)	12,086	465,915
Cognizant Technology Solutions Corp. Class A	99,209	7,289,877
Concentrix Corp. (a)	11,006	1,359,351
CSG Systems International, Inc.	9,093	419,642
Euronet Worldwide, Inc. (a)	10,767	1,618,388
EVO Payments, Inc. Class A (a)	12,852	327,212
ExlService Holdings, Inc. (a)	9,349	791,112
Fiserv, Inc. (a)	127,586	14,719,597
GDS Holdings Ltd. ADR (a)(b)	21,018	2,147,199
Jack Henry & Associates, Inc.	14,067	2,088,105
Kingsoft Cloud Holdings Ltd. ADR	12,465	733,939
ManTech International Corp. Class A	6,665	520,936
MongoDB, Inc. Class A (a)	11,439	4,414,653
NIC, Inc.	16,901	586,634
Okta, Inc. (a)	22,135	5,787,196
Paya Holdings, Inc. (a)	30,972	373,522
Paychex, Inc.	69,165	6,298,857
PayPal Holdings, Inc. (a)	220,391	57,268,601
Perficient, Inc. (a)	2,914	162,281
Rackspace Technology, Inc. (a)	44,326	931,733
Repay Holdings Corp. (a)	18,526	403,867
Sabre Corp.	70,215	1,031,458
StoneCo Ltd. Class A (a)	44,455	3,814,684
Sykes Enterprises, Inc. (a)	10,863	443,862
Ttec Holdings, Inc.	11,089	933,028
Tucows, Inc. (a)	3,463	273,646
VeriSign, Inc. (a)	20,888	4,052,899
Verra Mobility Corp. (a)	11,629	165,713
Wix.com Ltd. (a)	9,820	3,422,957
		145,544,297
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Energy Industries, Inc.	8,882	927,725
Advanced Micro Devices, Inc. (a)	225,377	19,046,610
Allegro MicroSystems LLC (a)	32,365	846,021
Ambarella, Inc. (a)	8,021	902,282
Amkor Technology, Inc.	54,398	1,299,568
Analog Devices, Inc.	69,909	10,893,220
Applied Materials, Inc.	170,686	20,173,378
Array Technologies, Inc.	28,901	1,071,649
ASML Holding NV	14,545	8,248,324
Broadcom, Inc.	75,560	35,503,377
Brooks Automation, Inc.	16,285	1,354,261
Canadian Solar, Inc. (a)(b)	13,602	638,342
Cirrus Logic, Inc. (a)	9,994	817,309
CMC Materials, Inc.	5,845	996,573
Cohu, Inc.	11,275	489,899
Cree, Inc. (a)	22,523	2,555,460
Diodes, Inc. (a)	11,618	912,245
Enphase Energy, Inc. (a)	25,244	4,444,459
Entegris, Inc.	27,075	2,848,561
First Solar, Inc. (a)	19,914	1,613,432
FormFactor, Inc. (a)	20,723	940,203
Inphi Corp. (a)	9,412	1,549,121
Intel Corp.	767,459	46,646,158
KLA Corp.	28,621	8,907,714
Kulicke & Soffa Industries, Inc.	15,635	779,561
Lam Research Corp.	26,863	15,236,425
Lattice Semiconductor Corp. (a)	29,901	1,438,836
MACOM Technology Solutions Holdings, Inc. (a)	15,951	1,026,447
Marvell Technology Group Ltd.	130,665	6,308,506
Maxim Integrated Products, Inc.	51,886	4,834,219
Microchip Technology, Inc.	49,890	7,614,711
Micron Technology, Inc. (a)	208,076	19,045,196
MKS Instruments, Inc.	11,516	1,898,988
Monolithic Power Systems, Inc.	8,860	3,318,247
Nova Measuring Instruments Ltd. (a)(b)	7,549	634,116
NVIDIA Corp.	116,474	63,895,307
NXP Semiconductors NV	54,034	9,863,907
ON Semiconductor Corp. (a)	73,451	2,957,872
Power Integrations, Inc.	13,112	1,158,707
Qorvo, Inc. (a)	22,630	3,954,140
Qualcomm, Inc.	213,195	29,035,027
Rambus, Inc. (a)	27,267	572,062
Semtech Corp. (a)	14,640	1,073,258
Silicon Laboratories, Inc. (a)	8,798	1,370,201
Silicon Motion Technology Corp. sponsored ADR	1,070	63,601
SiTime Corp. (a)	5,122	499,036
Skyworks Solutions, Inc.	31,229	5,553,141
SolarEdge Technologies, Inc. (a)	10,106	3,014,721
SunPower Corp. (a)(b)	33,316	1,158,397
Synaptics, Inc. (a)	7,437	996,781
Teradyne, Inc.	32,572	4,189,085
Texas Instruments, Inc.	173,097	29,819,420
Tower Semiconductor Ltd. (a)	23,940	703,597
Universal Display Corp.	9,119	1,930,401
Xilinx, Inc.	47,345	6,169,054
		403,738,858
Software - 14.8%
2U, Inc. (a)(b)	16,687	661,306
ACI Worldwide, Inc. (a)	25,377	970,924
Adobe, Inc. (a)	90,636	41,662,650
Alarm.com Holdings, Inc. (a)	11,013	967,822
Altair Engineering, Inc. Class A (a)	12,083	744,192
ANSYS, Inc. (a)	15,978	5,448,338
AppFolio, Inc. (a)	4,121	675,926
Appian Corp. Class A (a)(b)	6,582	1,131,446
Aspen Technology, Inc. (a)	13,742	2,068,308
Atlassian Corp. PLC (a)	24,371	5,792,987
Autodesk, Inc. (a)	40,931	11,296,956
Bentley Systems, Inc. Class B (b)	46,328	2,055,110
Blackbaud, Inc.	11,549	794,802
BlackLine, Inc. (a)	12,218	1,515,276
Bottomline Technologies, Inc. (a)	11,053	496,059
Cadence Design Systems, Inc. (a)	51,607	7,281,232
CDK Global, Inc.	25,177	1,262,375
Cerence, Inc. (a)(b)	9,481	1,054,477
Check Point Software Technologies Ltd. (a)	26,176	2,885,642
Citrix Systems, Inc.	22,219	2,968,014
Cognyte Software Ltd. (a)	14,359	414,544
CommVault Systems, Inc. (a)	4,353	277,417
Cornerstone OnDemand, Inc. (a)	15,038	759,720
Coupa Software, Inc. (a)	12,596	4,361,491
Crowdstrike Holdings, Inc. (a)	34,172	7,381,152
CyberArk Software Ltd. (a)	7,980	1,171,703
Datadog, Inc. Class A (a)	37,990	3,624,626
Descartes Systems Group, Inc. (a)	17,667	1,034,580
Digital Turbine, Inc. (a)	19,165	1,582,454
Docebo, Inc.	6,060	263,852
DocuSign, Inc. (a)	35,068	7,948,513
Domo, Inc. Class B (a)	6,962	443,688
Dropbox, Inc. Class A (a)	54,274	1,223,607
Duck Creek Technologies, Inc. (a)	23,536	1,113,253
Everbridge, Inc. (a)	6,916	1,059,739
FireEye, Inc. (a)	48,771	942,256
Five9, Inc. (a)	12,812	2,373,295
Fortinet, Inc. (a)	29,725	5,019,066
GTY Technology Holdings, Inc. (a)	30,497	223,543
Ideanomics, Inc. (a)(b)	102,444	326,796
InterDigital, Inc.	7,923	502,081
Intuit, Inc.	49,191	19,191,377
j2 Global, Inc. (a)	9,926	1,105,558
Jamf Holding Corp. (a)	26,033	973,634
JFrog Ltd. (b)	18,288	978,225
LivePerson, Inc. (a)	14,603	958,249
Magic Software Enterprises Ltd.	13,333	208,128
Manhattan Associates, Inc. (a)	13,322	1,637,940
McAfee Corp. (b)	22,894	473,906
Microsoft Corp.	1,412,651	328,271,839
MicroStrategy, Inc. Class A (a)(b)	1,008	756,413
Mimecast Ltd. (a)	14,270	611,898
nCino, Inc. (a)	19,050	1,302,639
NICE Systems Ltd. sponsored ADR (a)	9,072	2,082,387
NortonLifeLock, Inc.	105,409	2,056,530
Nuance Communications, Inc. (a)	50,377	2,246,814
Nutanix, Inc. Class A (a)	39,768	1,204,374
Open Text Corp. (b)	51,605	2,300,035
Paylocity Holding Corp. (a)	10,915	2,086,839
Pegasystems, Inc.	16,080	2,128,188
Pluralsight, Inc. (a)	28,760	592,168
Progress Software Corp.	11,446	486,913
Proofpoint, Inc. (a)	9,959	1,204,242
PTC, Inc. (a)	23,346	3,197,001
Qualtrics International, Inc.	13,798	524,324
Qualys, Inc. (a)(b)	7,450	723,842
Rapid7, Inc. (a)	10,432	795,336
RealPage, Inc. (a)	16,685	1,447,924
Sapiens International Corp. NV	18,049	566,378
Splunk, Inc. (a)	30,285	4,331,058
Sprout Social, Inc. (a)	12,529	851,596
SPS Commerce, Inc. (a)	8,081	813,999
SS&C Technologies Holdings, Inc.	49,189	3,260,247
Sumo Logic, Inc. (b)	23,340	709,069
SVMK, Inc. (a)	31,824	592,563
Synopsys, Inc. (a)	28,596	7,012,025
Talend SA ADR (a)	9,433	478,536
Telos Corp.	13,623	453,918
Tenable Holdings, Inc. (a)	21,826	892,902
The Trade Desk, Inc. (a)	8,081	6,508,357
Upland Software, Inc. (a)	8,347	412,592
Varonis Systems, Inc. (a)	6,958	1,277,071
Verint Systems, Inc. (a)	14,359	707,755
Workday, Inc. Class A (a)	32,839	8,051,466
Xperi Holding Corp.	26,173	552,250
Zoom Video Communications, Inc. Class A (a)	36,367	13,587,075
Zscaler, Inc. (a)	25,380	5,203,661
		569,590,459
Technology Hardware, Storage & Peripherals - 10.5%
Apple, Inc.	3,176,965	385,238,770
Corsair Gaming, Inc. (b)	20,719	742,569
Logitech International SA (b)	33,642	3,634,682
NetApp, Inc.	43,834	2,744,008
Seagate Technology LLC	50,513	3,699,067
Super Micro Computer, Inc. (a)	19,651	641,212
Western Digital Corp.	59,959	4,108,990
		400,809,298

TOTAL INFORMATION TECHNOLOGY		1,600,944,831

MATERIALS - 0.3%
Chemicals - 0.1%
AgroFresh Solutions, Inc. (a)	58,352	139,461
Balchem Corp.	7,229	862,853
Innospec, Inc.	6,087	611,439
Methanex Corp. (b)	22,609	871,351
		2,485,104
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	3,597	185,102
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	32,142	449,345
Silgan Holdings, Inc.	20,896	784,854
		1,234,199
Metals & Mining - 0.2%
Ferroglobe PLC (a)(b)	183,084	684,734
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	9,016	1,028,726
Pan American Silver Corp.	46,713	1,542,463
Royal Gold, Inc.	11,920	1,236,223
SSR Mining, Inc. (b)	36,329	515,509
Steel Dynamics, Inc.	43,117	1,792,805
		6,800,460
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	15,084	231,841

TOTAL MATERIALS		10,936,706

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CareTrust (REIT), Inc.	23,866	529,348
CyrusOne, Inc.	24,950	1,637,469
Diversified Healthcare Trust (SBI)	71,198	320,391
Equinix, Inc.	16,614	10,771,521
Gaming & Leisure Properties	39,041	1,733,420
Host Hotels & Resorts, Inc.	142,172	2,358,633
Industrial Logistics Properties Trust	18,002	382,903
Lamar Advertising Co. Class A	17,876	1,547,883
Potlatch Corp.	12,669	642,952
Regency Centers Corp.	34,855	1,909,357
Retail Opportunity Investments Corp.	32,002	505,952
Sabra Health Care REIT, Inc.	46,341	797,992
SBA Communications Corp. Class A	19,951	5,090,099
Service Properties Trust	42,436	544,878
Uniti Group, Inc.	55,420	660,052
		29,432,850
Real Estate Management & Development - 0.3%
Brookfield Property Partners LP	91,593	1,560,745
Colliers International Group, Inc. (b)	8,879	919,154
eXp World Holdings, Inc. (a)	31,652	1,911,464
FirstService Corp.	8,820	1,334,201
Opendoor Technologies, Inc. (a)(b)	107,631	3,015,821
Redfin Corp. (a)	21,835	1,653,783
		10,395,168

TOTAL REAL ESTATE		39,828,018

UTILITIES - 0.6%
Electric Utilities - 0.6%
Alliant Energy Corp.	44,487	2,053,520
American Electric Power Co., Inc.	94,379	7,064,268
Exelon Corp.	187,078	7,221,211
MGE Energy, Inc.	10,713	682,418
Otter Tail Corp.	4,655	188,621
Xcel Energy, Inc.	97,065	5,687,038
		22,897,076
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	22,331	807,266
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	11,819	691,175
Water Utilities - 0.0%
Middlesex Water Co.	6,882	472,587

TOTAL UTILITIES		24,868,104

TOTAL COMMON STOCKS
(Cost $2,109,363,223)		3,828,134,447

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.07% (d)	9,688,225	9,690,162
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	79,947,878	79,955,873
TOTAL MONEY MARKET FUNDS
(Cost $89,643,834)		89,646,035
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $2,199,007,057)		3,917,780,482
NET OTHER ASSETS (LIABILITIES) - (2.0)%(f)		(78,472,817)
NET ASSETS - 100%		$3,839,307,665

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	43	March 2021	$11,103,460	$315,468	$315,468

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $672,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,536
Fidelity Securities Lending Cash Central Fund	829,440
Total	$831,976

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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